Average Annual Total Returns - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund	Apr. 29, 2024
Strategic Advisers Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.92%
Past 5 years	4.52%
Past 10 years	2.72%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.33%
Past 5 years	4.00%
Past 10 years	2.37%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.61%
Past 5 years	3.56%
Past 10 years	2.20%
IXYE0
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%